As filed with the Securities and Exchange Commission on March 2, 1999.
                                          1933 Act Registration File No. 2-78562
                                         1940 Act Registration File No. 811-3526

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                            -------------------------
                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                              Pre-Effective Amendment No:               [ ]
                              Post-Effective Amendment No: 22           [X]

                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                                Amendment No: 20


                        LEGG MASON TAX EXEMPT TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

CHARLES A. BACIAGALUPO                          ARTHUR C. DELIBERT, ESQ.
100 Light Street                                Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202                       1800 Massachusetts Ave., N.W.
(Name and Address of                            Second Floor
   Agent for Service)                           Washington, D.C. 20036-1800

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to Rule 485(b)
[ ] on , 1999 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(i)
[X] on May 1, 1999, pursuant to Rule 485(a)(i)
[ ] 75 days after filing pursuant to Rule 485(a)(ii)
[ ] on , 1999 pursuant to Rule 485(a)(ii)


If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        Legg Mason Tax-Exempt Trust, Inc.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents.

Cover Sheet

Table of Contents

Cross Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                        Legg Mason Tax Exempt Trust, Inc.
                         Form N-1A Cross Reference Sheet

Part A Item No.                                 Prospectus Caption

PART A. ITEM NUMBER                        PROSPECTUS CAPTION

1.  Front and Back Cover Pages             Same
2.  Risk/Return Summary: Investments,      Investment Objective; Risks;
Risks and Performance                      Performance
3.  Risk/Return Summary: Fee Table         Fees and Expenses of the
Fund
4.  Investment Objectives, Principal       Investment Objective; Risks
Investment Strategies, and Related Risks
5.  Management's Discussion of Fund        Not Applicable
Performance
6.  Management, Organization and Capital   Management
Structure
7.  Shareholder Information How to Invest; How to Sell Your Shares;
                                           Account Policies; Services  for
                                           Investors; Dividends andTaxes
8.  Distribution Arrangements              Management
9.  Financial Highlights Information       Financial Highlights


PART B. ITEM NUMBER                        STATEMENT OF ADDITIONAL INFORMATION
                                           CAPTION

10. Cover Page and Table of Contents       Same
11. Fund History                           Description of the Fund and its
                                           Shares
12. Description  of the Fund and Its
Investments and Risks                      Investment Strategies and Risks; Fund
                                           Policies
13. Management of the Fund                 Management of the Fund
14. Control Persons and Principal          Management of the Fund
Holders of Securities
15. Investment Advisory and Other          Investment Advisory  Agreement; The
Services                                   Fund's Distributor
16. Brokerage Allocation and Other         Portfolio Transactions and Brokerage
Practices
17. Capital Stock and Other Securities     Description of the Fund and its
                                           Shares
18. Purchase, Redemption, and Pricing      Additional Purchase and  Redemption
of Shares                                  Information; Valuation of Shares
19. Taxation of the Fund                   Additional Tax Information
20. Underwriters                           The Fund's Distributor
21. Calculation of Performance Data        How The Fund's Yield is Calculated
22. Financial Statements                   Financial Statements

Legg Mason Tax Exempt Trust, Inc.


A money market fund seeking to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity.



                                    PROSPECTUS  May 1, 1999



                                    logo
                                    How To Invest (SM)

As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B LE   O F  C O N T E N T S

A b o u t  t h e  f u n d:

     xx     Investment objective

     xx     Risks

     xx     Performance

     xx     Fees and expenses of the fund

     xx     Management

A b o u t  y o u r  i n v e s t m e n t:

     xx     How to invest

     xx     How to sell your shares

     xx     Account policies

     xx     Services for investors

     xx     Dividends and taxes

     xx     Financial highlights

         LEGG MASON TAX EXEMPT TRUST, INC.

[ICON]    I N V E S T M E N T  O B J E C T I V E

The fund seeks to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity. There is no guarantee that the fund will achieve its objective. The fund is a money market fund that seeks to maintain a constant net asset value of $1.00 per share.

To achieve its objective, the fund adheres to the following practices:

o it invests primarily in short-term, high-quality municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax
o as a fundamental policy, except during defensive periods, it maintains at least 80% of its assets invested in municipal obligations that have remaining maturities of one year or less or that are variable or floating rate demand notes. Variable and floating rate securities are securities whose interest rates change at specified intervals so they approximate current market rates.
o it invests the balance of its assets in municipal obligations that have remaining maturities of 397 days or less or that are variable or floating rate demand notes
o     it maintains a dollar-weighted average maturity of 90 days or less
o it limits its investments to obligations which present minimal credit risk in the opinion of the adviser and are rated in one of the two highest short-term ratings categories by at least two nationally recognized statistical rating organizations ("NRSRO"), or one NRSRO if only rated by one. If a security is unrated by any NRSRO, the adviser may determine the security to be of comparable quality.
o it may invest, to a limited extent, in taxable short-term money market instruments

Municipal obligations in which the fund may invest include, but are not limited to:

o     revenue bonds
o     general obligation bonds
o     industrial development bonds
o     private activity bonds
o     tax anticipation notes
o     bond anticipation notes
o     revenue anticipation notes
o securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities
o debt obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, refunding outstanding obligations, obtaining funds for general operating expenses and making loans to other public institutions and facilities

The fund does not intend to invest more than 25% of its net assets in:

o     municipal obligations whose issuers are in the same state
o municipal obligations which are repayable out of revenue streams generated from economically related projects or facilities, or
o industrial development bonds or private activity bonds issued by issuers in the same industries. For purposes of this restriction, there is no limitation on investments in U.S. Treasury bills or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The fund may, from time to time, take temporary defensive positions that are inconsistent with the fund's principal investment strategies. At such times, the fund may not achieve its investment objective.

R I S K S

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

Additional risks of investing in this fund include:

INTEREST RATE RISK -

The possibility that the market prices of the fund's investments may decline due to an increase in interest rates.

CREDIT RISK -

The risk that any of the fund's holdings could have its credit rating downgraded or could default. Credit ratings measure an issuer's ability to make timely principal and interest payments. Credit ratings are the opinions of the private companies (such as Standard & Poor's) that rate companies or their securities; they are not guarantees.

The fund considers the "issuer" of a municipal obligation to be the entity responsible for payment. Thus, the District of Columbia, each state, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this prospectus. In certain circumstances, the non-government user of facilities financed by industrial development bonds or private activity bonds is considered to be the issuer.

Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. The credit quality of industrial development bonds and private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. Accordingly, there may be some risk of default by the issuer.

OTHER RISKS -

Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Some local jurisdictions have invested heavily in derivative instruments and may now hold portfolios of uncertain valuation. Efforts are also under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

The fund is not intended to be a balanced investment program and is not designed for investors who are unable to benefit from tax-exempt income. The fund is not appropriate for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal.

The fund is not an appropriate investment for "substantial users" of certain facilities financed by industrial development or private activity bonds or persons related to such "substantial users." For more information, see the "Additional Tax Information" section in the Statement of Additional Information.

YEAR 2000 -

Like other mutual funds (and most organizations around the world), the fund could be adversely affected by computer problems related to the year 2000. These could interfere with operations of the fund, its administrator, distributor or adviser, and could impact municipal and other issuers in which the fund invests.

While no one knows if these problems will have any impact on the fund or on financial markets in general, the manager and its affiliates are taking steps to protect fund investors. These include efforts to determine that the problem will not directly affect the systems used by major service providers.

Whether these steps will be effective can only be known for certain in the year 2000.

[icon]  P E R F O R M A N C E

The information below provides an indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. Annual returns assume reinvestment of dividends. Historical performance of the fund does not necessarily indicate what will happen in the future.

           YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

--------------------------------------------------------------------------------
7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6%          5.86
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5%                5.30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4%                      3.93
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3%                            2.34              3.17  2.85  2.95  2.75
--------------------------------------------------------------------------------
                                          2.25
--------------------------------------------------------------------------------
2%                                  1.75
--------------------------------------------------------------------------------
            1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
--------------------------------------------------------------------------------


DURING THE PAST TEN YEARS:

                               Quarter Ended            Total Return
---------------------------------------------------------------------------
Best quarter:                  June 30, 1989               1.56%
---------------------------------------------------------------------------
Worst quarter:                 March 31, 1993              0.42%
---------------------------------------------------------------------------

The fund's seven day yield as of December 31, 1998 was 2.83%. For the fund's current yield, call toll-free 1-800-822-5544.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998:

1 YEAR              2.75%
5 YEARS             2.80%
10 YEARS            3.31%

These figures include changes in principal value and reinvested dividends.

[icon]  F E E S  A N D  E X P E N S E S  O F  T H E  F U N D

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees. The fund has no sales charge but is subject to a 12b-1 service fee. The fund charges no redemption fees.

The fees and expenses shown are for the fiscal year ended December 31, 1998 and are calculated as a percentage of average net assets.

                         ANNUAL FUND OPERATING EXPENSES
                  (expenses that are deducted from fund assets)

    Management fees                  0.50%
    Service (12b-1) fee              0.20%*
    Other Expenses                   0.12
    Total Annual Fund Operating      0.82%*
    Expenses

*The Board has determined to reduce the 12b-1 service fee to 0.10% indefinitely. With this reduction, total annual fund operating expenses are 0.72%.

EXAMPLE

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. Actual returns may be higher or lower than 5% per year.

          ------------------------------------------
          1 YEAR      3 YEARS    5 YEARS  10 YEARS
          ------------------------------------------
          $84         $262       $455     $1,014
          ------------------------------------------

[ICON] M A N A G E M E N T

ADVISER AND ADMINISTRATOR:

Legg Mason Capital Management, Inc., 100 Light Street, Baltimore, Maryland 21202, is the investment adviser for the fund. The adviser directs the investments of the fund in accordance with its investment objectives, policies and limitations. The adviser acts as investment adviser to four investment company portfolios and to private accounts for institutions and individuals with aggregate assets of $[ ] billion as of March 31, 1999.

Legg Mason Fund Adviser, Inc. serves as the fund's administrator. The administrator manages the affairs of the fund and provides the fund with office facilities and personnel reasonably necessary for the operation of the fund. The administrator acts as investment adviser or manager to nineteen investment company portfolios with aggregate assets of $[ ] billion as of March 31, 1999.

For its services, the fund paid the adviser a fee equal to an annual rate of 0.50% of the fund's average daily net assets for the fiscal year ended December 31, 1998. The adviser paid the administrator a fee equal to an annual rate of 0.05% of the fund's average daily net assets.

DISTRIBUTOR OF THE FUND'S SHARES:

Legg Mason Wood Walker, Incorporated distributes the fund's shares. The fund has adopted a plan that allows it to pay shareholder service fees for services provided to shareholders not to exceed an annual rate of 0.20% of the fund's average daily net assets. However, Legg Mason has agreed that it will not request payment of more than 0.10% annually from the fund indefinitely .

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may enter into agreements with other brokers to sell shares of the fund. The distributor pays these brokers up to 90% of the service fee that it receives from the fund for those sales.

The adviser, administrator and distributor are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular account with the fund, contact a Legg Mason financial advisor or other entity that has entered into an agreement with the fund's distributor to sell shares of the Legg Mason family of funds. A Legg Mason financial advisor will explain the shareholder services available from our funds and answer any questions you may have. The minimum initial investment for regular accounts is $1,000 and the minimum for each purchase of additional shares is $500

ONCE YOUR ACCOUNT IS OPEN, YOU MAY USE THE FOLLOWING METHODS TO ADD TO YOUR
ACCOUNT:

-----------------------------------------------------------------------------
IN PERSON     Give your financial advisor a check for $500 or more payable to the fund

MAIL Mail your check, payable to the fund, for $500 or more to your financial advisor

TELEPHONE     Call your financial advisor to transfer available cash
OR WIRE       balances in your brokerage account or to transfer money from your bank directly to Legg Mason. Wire transfer may be subject to a service charge by your bank.

FUTURE FIRST  Contact your Legg Mason financial advisor to enroll in Legg
SYSTEMATIC    Mason's Future First systematic Investment Plan. Under this
INVESTMENT    plan, you may arrange for automatic monthly investments in the fund of $50 or more. The fund's transfer agent will transfer funds monthly from your Legg Mason account or from your checking account to purchase shares of the fund.

AUTOMATIC     Arrangements may be made with some employers and financial
INVESTMENTS   institutions for regular automatic monthly investments of $50 or more in shares of the fund.  You may also reinvest
              dividends from certain unit investment trusts in shares of the fund.
-----------------------------------------------------------------------------

Call your financial advisor or another entity offering the fund for sale with any questions regarding the investment options above.

Certain investment methods may be subject to lower minimum initial and additional investments.

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

PURCHASE ORDERS RECEIVED IN FEDERAL FUNDS FORM, BY EITHER YOUR LEGG MASON FINANCIAL ADVISOR OR THE ENTITY OFFERING THE FUND, ON ANY DAY THAT THE NEW YORK STOCK EXCHANGE IS OPEN WILL BE PROCESSED AS FOLLOWS:

IF THE PURCHASE ORDER              SHARES WILL BE PURCHASED    SUCH SHARES WILL
IS RECEIVED:                       AT THE                      BEGIN
                                   NET ASSET VALUE NEXT        TO EARN DIVIDENDS
                                   DETERMINED ON               ON THE
before 12:00 noon (E.S.T)          same day                    same day
12:00 noon or after,
but before  4:00 p.m. (E.S.T)      same day                    next day
after 4:00 p.m. (E.S.T.)           next day                    next day

If you do not make payment in federal funds, your order will be processed when payment is converted into federal funds, which is usually completed in two days, but may take up to ten days. Most bank wires are federal funds.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions imposed by those entities. Your should consult their program literature for further information.

Any of the following methods may be used to sell your shares:

---------------------------------------------------------------------------
TELEPHONE      Call your Legg Mason financial advisor or entity offering
               the fund and request a redemption for $100 or more. Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $18. Be sure that your financial advisor has your Bank account information on file. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order. The fund will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers.

CHECKWRITING   The fund offers a free checkwriting service.  You may
               write checks to anyone in amounts of $250 or more. The fund's transfer agent will redeem sufficient shares from your account to pay the checks. Your will continue to earn dividends on your shares until the check clears at the transfer agent. Please do not use your checks to close your account.

MAIL Send a letter to the fund requesting redemption of your shares. The letter should be signed by all of the owners of the account. Redemption requests for shares valued at $10,000 or more or when proceeds are to be paid to someone other than the accountholder will require a signature guarantee. You may obtain a signature guarantee from most banks or securities dealers.

SECURITIES     Legg Mason has special redemption procedures for investors
PURCHASES AT   who wish to purchase stocks, bonds or other securities at
LEGG MASON     Legg Mason. Once you've placed an order for securities,
               and have not indicated any other payment method, fund shares will be redeemed on the settlement date for the amount due. Fund shares may also be redeemed to cover debit balances in your brokerage account.
---------------------------------------------------------------------------

Your order will be processed promptly and you will generally receive the proceeds within a week. Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason financial advisor or another entity.

Redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

[icon]  A C C O U N T  P O L I C I E S

To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund seeks to maintain a share price of $1.00 per share. The fund is priced twice a day, as of 12:00 noon, Eastern time, and at the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on every day the exchange is open. Like most other money market funds, the fund normally values its investments using the amortized cost method.

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time
o  change its minimum investment amounts
o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]  S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your financial advisor or other entity offering the fund for sale.

ACCOUNT STATEMENTS:
Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account, in which case you will receive a quarterly statement. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments.

SYSTEMATIC WITHDRAWAL PLAN:
If you are purchasing or already own shares with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50.

PREMIER ACCOUNT STATUS:
Legg Mason offers a Premier Asset Management Account, which combines your fund account, a preferred customer VISA Gold debit card, a Legg Mason brokerage account with margin borrowing availability and unlimited checks with no minimum check amount. Other services include automatic transfer of free credit balances in your brokerage account to your fund account and automatic redemption of fund shares to offset debit balances in your brokerage account. Legg Mason charges an annual fee for the Premier Account, which is currently $85 for individuals and $100 for corporations and businesses.

EXCHANGE PRIVILEGE:
Fund shares may be exchanged for shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of the fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year
o terminate or modify the exchange privilege after 60 days' notice to shareholders

[icon]  D I V I D E N D S  A N D  T A X E S

The fund declares dividends from its net investment income daily and pays them monthly. Your dividends will be automatically reinvested in additional shares of the fund. If you wish to receive dividends in cash, you must notify the fund at least 10 days before the next dividend is to be paid. The fund does not expect to realize any capital gain or loss; however, if the fund realizes any net short-term capital gains, it will pay them at least once every twelve months. Your may request that your dividends be reinvested in shares of another Legg Mason fund.

If the postal or other delivery service is unable to deliver your check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The fund may pay "exempt-interest" dividends to shareholders if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of certain obligations the interest on which is excludable from gross income for federal income tax purposes. Exempt-interest dividends are excludable from a shareholder's gross income; however, the amount of such dividends must be reported on the recipient's federal income tax return.

Fund distributions of any net short-term capital gains are taxable to most investors (other than certain tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Generally, those distributions will be taxable as ordinary income.

Dividends derived from interest on municipal obligations may not be exempt from income taxation under state or local law. A tax statement is sent to each investor at the end of each year detailing the tax status of your distributions.

The fund will withhold 31% of all taxable dividends payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number or who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax advisor about federal, state and local tax considerations.

[icon]  F I N A N C I AL   H I G H L I G H T S

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.

---------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,    1998      1997      1996      1995      1994
---------------------------------------------------------------------------
THE FOLLOWING INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE OF THE
FUND:

Net asset value,
beginning of year          $1.00     $1.00     $1.00     $1.00     $1.00

INCOME FROM
INVESTMENT OPERATIONS:

Net investment income      .0271     .0292     .0282     .0313     .0223

DISTRIBUTIONS:

Dividends from net
  investment income       (.0271)   (.0292)   (.0282)   (.0313)   (.0223)

Net asset value,
end of year                $1.00     $1.00     $1.00     $1.00     $1.00

Total return                2.75%     2.95%     2.85%     3.17%     2.25%

RATIOS/SUPPLEMENTAL
DATA:

Ratio of total expenses
to average net assets(a)    .72%      .73%      .64%      .66%       --


Ratio of net expenses
to average net assets(b)    .71%      .72%      .64%      .65%      .65%


Ratio of net investment
income to average net
assets                      2.71%     2.92%     2.82%     3.14%     2.23%

Net assets, end of year
(in thousands)          $330,134  $307,371  $278,492  $224,656  $222,490
---------------------------------------------------------------------------

(a) This ratio reflects total expenses before compensating balance credits. Previously, the credits were included in this ratio.
(b)   This ratio reflects expenses net of compensating balance credits.

L e g g  M a s o n  T a x  E x e m p t  T r u s t,  I n c.

The following additional information about the fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) the prospectus. The SAI provides additional details about the fund and its policies.

ANNUAL AND SEMIANNUAL REPORTS - additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. These reports provide detailed information about the fund's portfolio holdings and operating results.

TO REQUEST THE SAI OR ANY REPORTS TO SHAREHOLDERS, OR TO OBTAIN MORE
INFORMATION:

o     call toll-free 1-800-822-5544
o     visit us on the Internet via http://www.leggmason.com
o     write to us at:         Legg Mason Wood Walker, Incorporated
                              100 Light Street, P.O. Box 1476
                              Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, DC. (phone 1-800-SEC-0330). Reports and other information about the fund are available on the SEC's Internet site at http://www.sec.gov. Investors may also write to: SEC, Public Reference Section, Washington, DC 20549-6009. A fee will be charged for making copies.



LMF-015                                               SEC file number: 811-3526

                      THE LEGG MASON TAX EXEMPT TRUST, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999




      This Statement of Additional Information is not a prospectus and should be read in conjunction with the fund's Prospectus dated May 1, 1999, which has been filed with the Securities and Exchange Commission ("SEC"). The fund's annual report is incorporated by reference into this Statement of Additional Information. A copy of either the Prospectus or the annual report is available without charge by writing to or calling the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") (address and telephone numbers listed below).











                             LEGG MASON WOOD WALKER,
                                  INCORPORATED
--------------------------------------------------------------------------------
                                100 Light Street
                            Baltimore, Maryland 21202
                          (410) 539-0000 (800) 822-5544

                                Table of Contents


                                                                       Page
                                                                       ----
Investment Strategies and Risks                                         3
Fund Policies                                                           6
Management of the Fund                                                  7
Investment Advisory Agreement                                           10
The Fund's Distributor                                                  11
Additional Tax Information                                              12
Additional Purchase and Redemption Information                          13
Valuation of Shares                                                     16
How the Fund's Yield Is Calculated                                      17
Portfolio Transactions and Brokerage                                    19
Description of the Fund and its Shares                                  20
The Fund's Custodian and Transfer and Dividend
   Disbursing Agent                                                     20
The Fund's Legal Counsel                                                20
The Corporation's Independent Accountants                               20
Financial Statements                                                    20
Appendix A:  Ratings of Securities                                      A-1


--------------------------------------------------------------------------------

   No person has been authorized to give any information or to make any representations not contained in the Prospectus or this Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectus and this Statement of Additional Information do not constitute an offering by the fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.

--------------------------------------------------------------------------------

                         Investment Strategies and Risks
                         -------------------------------

The fund is an open-end, diversified management investment company. The fund seeks to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity. The fund normally invests substantially all of its assets in a diversified portfolio of obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities, the interest on which, in the opinion of counsel to the issuers, is exempt from federal income tax and is not a tax preference item for purposes of the Federal Alternative Minimum Tax ("TPI") ("Municipal Obligations").


      The Prospectus explains that the fund, in selecting investments, considers the ratings assigned to securities by nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"). The ratings of NRSROs represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, interest rate and rating may have different market prices. The Appendix to this Statement of Additional Information contains information concerning the ratings of Moody's and S&P and their significance. The fund considers each rating to include any modifiers, e.g., "+" or "-".

      Municipal Obligations include "general obligation bonds," which are secured by the issuer's pledge of its full faith and credit, including its taxing power, and "revenue bonds," which are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source, such as the corporate user of the facility being financed. Industrial development bonds and private activity bonds usually are revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of industrial development bonds and private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. Municipal Obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

      Opinions relating to the validity of Municipal Obligations, to the exemption of interest thereon from federal income tax, and to that interest's not being a TPI are rendered by bond counsel to the issuers at the time of issuance. Neither the fund nor the adviser will independently review the basis for such opinions.

      An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that litigation or other conditions may materially and adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Obligations.

      From time to time, Congress has considered proposals that would restrict or eliminate the federal income tax exemption for interest on Municipal Obligations. If Congress enacted such a proposal, the availability of Municipal Obligations for investment by the fund and the value of its assets could be materially and adversely affected. In that event, the fund would re-evaluate its investment objectives and policies and consider changes in its structure or possible dissolution.

WHEN-ISSUED SECURITIES


      The fund may enter into commitments to purchase new issues of municipal bonds on a when-issued basis. Delivery of and payment for these securities normally take place 7 to 45 days after the date of the commitment. Interest rates on when-issued securities are normally fixed at the time of the commitment. Consequently, increases in the market rate of interest between the commitment date and settlement date may result in a market value for the security on the settlement date that is less than its purchase price.

      Commencing on the date of such commitment agreement, the fund maintains in a segregated account, cash or appropriate liquid securities equal in value to the purchase price for the when-issued securities due on the settlement date. The fund makes when-issued commitments only with the intention of actually acquiring the securities subject to such a commitment, but the fund may sell these securities before the settlement date if market conditions warrant. When payment is due for when-issued securities, the fund meets its obligations from then-available cash flow, from the sale of securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Commitments to purchase when-issued securities will not exceed, in the aggregate, 25% of the fund's total assets.


STAND-BY COMMITMENTS

      When the fund exercises a stand-by commitment that it has acquired from a dealer with respect to its investments in Municipal Obligations, the dealer normally pays the fund an amount equal to (1) the fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the fund paid on its acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the securities, plus
(2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased by the fund, whichever is later. The fund's right to exercise stand-by commitments is unconditional and unqualified and exercisable by the fund at any time prior to the underlying securities' maturity.

      A stand-by commitment is not transferable by the fund without the underlying securities, although the fund could sell the underlying Municipal Obligations to a third party at any time. The fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the fund will not exceed 1/2 of 1% of the fund's total asset value calculated immediately after each stand-by commitment is acquired. The fund intends to enter into stand-by commitments only with those banks, brokers and dealers that in the adviser's opinion present minimal credit risks.

      The fund intends to acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not ordinarily affect the valuation or assumed maturity of the underlying Municipal Obligations, which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the fund will be valued at zero in determining net asset value. Where the fund paid directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation during the period the commitment is held by the fund. Stand-by commitments will not affect the average weighted maturity of the assets of the fund.

VARIABLE RATE AND FLOATING RATE OBLIGATIONS

      The Prospectus states that the fund may invest in variable and floating rate Municipal Obligations. A variable rate obligation differs from an obligation with a fixed rate coupon, the value of which fluctuates in inverse relation to interest rate changes. If interest rates decline, generally the value of a fixed rate obligation increases and the obligation sells at a premium. Should interest rates increase, generally the value of a fixed rate obligation decreases and the obligation sells at a discount. The magnitude of such capital fluctuations is also a function of the period of time remaining until the obligation matures. Short-term fixed rate obligations are minimally affected by interest rate changes; the greater the remaining period until maturity, the greater the fluctuation in value of a fixed rate obligation is likely to be.

      Variable rate obligation coupons are not fixed for the full term of the obligation but are adjusted periodically based upon changes in prevailing interest rates. As a result, the value of variable rate obligations is less affected by changes in interest rates. The more frequently such obligations are adjusted, the less such obligations are affected by interest rate changes during the period between adjustments. The value of a variable rate obligation, however, may fluctuate in response to market factors and changes in the creditworthiness of the issuer.

      By investing in variable rate obligations, the fund hopes to take advantage of the normal yield curve function that usually results in higher yields on longer-term investments. This policy also means that should interest rates decline, the yield of the fund will decline, and the fund and its shareholders will forgo the opportunity for capital appreciation of its portfolio investments and of their shares. Should interest rates increase, however, the yield of the fund will increase, and the fund and its shareholders will diminish the risk of capital depreciation of its portfolio investments and of their shares. There is no limitation on the percentage of the fund's assets that may be invested in variable rate obligations. However, the fund will limit the value of its investments in any variable rate securities that are illiquid and in all other illiquid securities to 10% or less of its net assets.

      Floating rate obligations also are not fixed, but are adjusted as specified benchmark interest rates change. In other respects, their characteristics are similar to variable rate notes, as discussed previously.

      As stated in the Prospectus, the fund may also invest in floating rate and variable rate demand notes. A demand feature entitles the fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals, not exceeding 397 days, and upon no more than 30 days' notice. The note may be supported by an unconditional bank letter of credit guaranteeing payment of the principal or both the principal and accrued interest. The adviser, as permitted by the SEC, may take into consideration the creditworthiness of the bank issuing the letter in making the investment decision. A change in the credit quality of the bank backing a variable rate or floating rate demand note could result in a loss to the fund and affect its share price. The SEC permits some instruments to be deemed to have remaining maturities of 397 days or less, notwithstanding that the date on which final payment is due may be in excess of 397 days.


TEMPORARY INVESTMENTS

      From time to time for liquidity purposes or pending the investment of the proceeds of the sale of shares, the fund may invest up to 20% of its net assets in: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit and bankers' acceptances of U.S. domestic banks with assets of one billion dollars or more; commercial paper or other corporate notes of high grade quality; and any of such items subject to short-term repurchase agreements. Interest earned from such taxable investments will be taxable to investors as ordinary income when distributed to them. For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. government securities and other taxable short-term instruments.


REPURCHASE AGREEMENTS


      A repurchase agreement is an agreement under which Municipal obligations, U.S. government obligations or other high-quality debt securities are acquired by the fund from a securities dealer or bank subject to resale at a previously agreed-upon price and date. The resale price reflects an agreed interest rate effective for the period the securities are held and is unrelated to the interest rate provided by the securities. In these transactions, the securities acquired by the fund are held by a custodian bank until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Repurchase agreements are usually for periods of one week or less but may be for longer periods. The fund will not enter into repurchase agreements of more than seven days duration if more than 10% of its net assets would be invested in such agreements and other illiquid investments. The fund's income from repurchase agreements is taxable as interest income.


      The fund may suffer a loss to the extent that proceeds from the sale upon a default of the obligation to repurchase are less than the repurchase price. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited. However, the fund has adopted standards for the parties with whom it will enter into repurchase agreements that the Corporation's Board believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

TRADING POLICIES

      In seeking increased income, the fund may not always hold its securities to maturity but may sell a security to buy another with a higher yield because of short-term market movements. This may result in high portfolio turnover. The fund, however, does not anticipate incurring significant brokerage expenses in connection with this trading, because the transactions ordinarily are made directly with the issuer or a dealer on a net price basis.


                                  Fund Policies


      The fund has adopted certain fundamental policies that can be changed only by the vote of a majority of the outstanding voting securities of the fund. Under the Investment Company Act of 1940 ("1940 Act"), a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. As a matter of fundamental policy, the fund may not:

      1. Borrow money, except for temporary purposes in an aggregate amount not to exceed 10% of the value of the total assets of the fund; provided that borrowings in excess of 5% of such value will be only from banks, and the fund will not purchase portfolio securities while its borrowings exceed 5% (interest paid on borrowed money would reduce income to the fund);

      2. Underwrite the securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

      3. Purchase common stocks, preferred stocks, warrants, or other equity securities;

      4. Buy or hold any real estate other than municipal bonds secured by real estate or interests therein;

      5. Buy or hold any commodity or commodity futures contracts, or any oil, gas or mineral exploration or development program;

      6. Make loans, except loans of portfolio securities and except to the extent the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness, the entry into repurchase agreements, or deposits with banks and other financial institutions may be considered loans;

      7. Mortgage or pledge any of the fund's assets, except to the extent, up to a maximum of 10% of the value of its total assets, necessary to secure borrowings permitted by paragraph 1;

      8. Buy securities on "margin" or make "short" sales of securities;

      9. Write or purchase put or call options, except to the extent that securities subject to stand-by commitments may be purchased as set forth under "Additional Information About Investment Objectives, Limitations, and Policies," in this Statement of Additional Information;

      10. Buy securities which have legal or contractual restrictions on resale, if the purchase causes more than 10% of the fund's assets to be invested in illiquid securities and repurchase agreements maturing in more than seven days;

      11. Buy securities issued by any other investment company, except in connection with a merger, consolidation, acquisition or reorganization;

      12. Invest more than 5% of its total assets in securities of issuers which, including their predecessors, have been in operation for less than three years;

      13. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the fund's total asset value would be invested in such issuer, except that up to 25% of the fund's total asset value may be invested without regard to such 5% limitation;

      14. Issue senior securities, except as permitted by the 1940 Act;

      15. Purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. State or local governments or subdivisions thereof are not considered members of any industry for purposes of this limitation.

      If a percentage restriction described above is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the value of portfolio securities or in the amount of net assets of the fund will not be considered a violation of any of those restrictions. For purposes of fundamental policy #15, the fund considers the "issuer" of an obligation of any state or local government or subdivision thereof to be the entity responsible for payment.

      Although demand features and stand-by commitments are techniques that are defined as "puts" under Rule 2a-7 of the 1940 Act, the fund does not consider them to be "puts" as that term is used in the fund's investment limitations. Demand features and stand-by commitments are features which enhance an instrument's liquidity. The fund's investment limitation which proscribes puts is designed to prohibit the purchase and sale of put and call options and is not designed to prohibit the fund from using techniques which enhance the liquidity of portfolio instruments.

      Except as expressly stated otherwise, the policies and limitations described in this Statement of Additional Information are not fundamental and can be changed by vote of the Board of Directors.

      The Corporation in the future may organize additional separate investment portfolios, each of which will invest in particular types of tax-exempt, interest-bearing securities and will have separate investment objectives, policies and limitations.


                             Management of the Fund

      The fund's officers are responsible for the operation of the fund under the direction of the Board of Directors. The officers and directors of the fund, their dates of birth and their principal occupations during the past five years are set forth below. An asterisk (*) indicates those officers and/or directors who are "interested persons" of the fund as defined in the 1940 Act, because of their relationship to Legg Mason or the adviser. The address of each officer and director is 100 Light Street Baltimore, Maryland 21202, unless otherwise indicated.


      JOHN F. CURLEY, JR.*, [07/24/39] Chairman of the Board and Director; Retired Vice Chairman and Director of Legg Mason Wood Walker, Inc. and Legg Mason, Inc.; President and Director of three Legg Mason funds; Chairman of the Board and Director of three Legg Mason funds; President and/or Chairman of the Board and Trustee of two Legg Mason funds. Formerly: Director of Legg Mason Fund Adviser, Inc., and Western Asset Management Company (each a registered investment adviser); Officer and/or Director of various other affiliates of Legg Mason, Inc.

      EDMUND J. CASHMAN, JR.*, [08/31/36] President and Director; Senior Executive Vice President and Director of Legg Mason, Inc.; Officer and/or Director of various other affiliates of Legg Mason, Inc.;

Trustee of Bartlett Capital Trust; Vice Chairman and Director of one Legg Mason fund; President and Trustee of one Legg Mason fund.


     RICHARD G. GILMORE, [06/09/27] Director; 948 Kennett Way, West Chester, Pennsylvania. Independent Consultant. Director of CSS Industries, Inc. (diversified holding company engaged in manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director/Trustee of all Legg Mason funds. Formerly: Senior Vice President and Chief Financial Officer of Philadelphia Electric Company (now PECO Energy Company); Executive Vice President and Treasurer, Girard Bank, and Vice President of its parent holding company, the Girard Company (bank holding company) and Director of Finance, City of Philadelphia.


     ARNOLD L. LEHMAN, [07/18/44] Director; 200 Eastern Parkway, Brooklyn, New York. Director of the Brooklyn Museum of Art; Director/Trustee of all Legg Mason funds. Formerly: Director of the Baltimore Museum of Art.

     JILL E. McGOVERN, [08/29/44] Director; 400 Seventh St., NW, Washington, DC. Chief Executive Officer of the Marrow Foundation; Director/Trustee of all Legg Mason funds. Formerly: Executive Director of the Baltimore International Festival (January 1991 - March 1993); Senior Assistant to the President of The Johns Hopkins University (1986-1991).



     T. A. RODGERS, [10/22/34] Director; 2901 Boston Street, Baltimore, Maryland. Principal, T. A. Rodgers & Associates (management consulting); Director/Trustee of all Legg Mason funds. Formerly: Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components) (1991-1992).


     The executive officers of the Corporation, other than those who also serve as directors, are:


      KATHI D. BAIR *, [12/15/64] Secretary and Assistant Treasurer; Secretary and Assistant Treasurer/Secretary/Assistant Secretary of the Legg Mason funds; employee of Legg Mason.

     SHANE HUGHES *, [4/24/68] Assistant Secretary; employee of Legg Mason since May 1997. Formerly: Senior Associate of C. W. Amos and Co. (a regional public accounting firm)

     MARIE K. KARPINSKI *, [01/01/49] Vice President and Treasurer; Treasurer of Legg Mason Fund Adviser, Inc.; Vice President and Treasurer of the Legg Mason funds; Vice President of Legg Mason.


      Officers and directors of the fund who are "interested persons" of the Corporation, as defined in the 1940 Act, receive no salary or fees from the fund. Directors who are not interested persons of the Corporation receive an annual retainer and a per meeting fee based on the average net assets of the fund at December 31 of the previous year.

      On April 1, 1999, the directors and officers of the Corporation beneficially owned, in the aggregate, less than 1% of the fund's outstanding shares.

      The Commonwealth of Pennsylvania-Pennvest, Finance Building, Room 126, Harrisburg, PA 17120, owned of record and beneficially 14.55% of the Corporation's outstanding shares as of February 16, 1999.

      The Nominating Committee of the Board of Directors is responsible for the selection and nomination of disinterested directors. The Committee is composed of Messrs. Gilmore, Lehman, Rodgers and Dr. McGovern, each of whom is a disinterested director as that term is defined in the 1940 Act.


      The following table provides certain information relating to the compensation of the Corporation's directors for the fiscal year ended December 31, 1998. None of the Legg Mason funds has any retirement plan for its directors.


---------------------------- ------------------------ =========================

                                                      TOTAL COMPENSATION FROM

                             AGGREGATE COMPENSATION    FUND AND FUND COMPLEX
NAME OF PERSON AND POSITION        FROM FUND*           PAID TO DIRECTORS**

---------------------------- ------------------------ =========================

John F. Curley, Jr. -
Chairman of the Board and    None                     None
Director
---------------------------- ------------------------ =========================

Edmund J. Cashman, Jr.
President and Director       None                     None
---------------------------- ------------------------ =========================

Richard G. Gilmore -

Director                     $2,480                   $35,100

---------------------------- ------------------------ =========================

Charles F. Haugh -

Director A                   $1,819                   $25,800

---------------------------- ------------------------ =========================

Arnold L. Lehman -

Director                     $2,154                   $30,600

---------------------------- ------------------------ =========================

Jill E. McGovern -

Director                     $2,480                   $35,100

---------------------------- ------------------------ =========================

T. A. Rodgers -

Director                     $2,480                   $35,100

---------------------------- ------------------------ =========================


      A Mr. Haugh retired as a director in September 1998.

   * Represents fees paid to each director during the fiscal year ended December 31, 1998.
  ** Represents aggregate compensation paid to each director during the calendar year ended December 31, 1998. There are eleven open-end investment companies in the Legg Mason Complex (with a total of twenty funds).

                          Investment Advisory Agreement

      Legg Mason Capital Management, Inc., located at 100 Light Street, Baltimore, Maryland 21202, is a wholly owned subsidiary of Legg Mason, Inc. The Adviser serves as the fund's investment adviser under an Investment Advisory and Management Agreement ("Advisory Agreement") dated July 1, 1983 that was most recently approved by the fund's Board of Directors, including a majority of the directors who are not "interested persons" of the fund or the Adviser, on November 13, 1998. Effective January 1, 1998, the Advisory Agreement was transferred to the Adviser; prior to that date, Legg Mason Fund Adviser, Inc., ("LMFA") a wholly owned subsidiary of Legg Mason, Inc., served as the fund's investment adviser and manager under the Advisory Agreement. The Advisory Agreement provides that, subject to overall direction by the Board of Directors, the Adviser manages the investment and other affairs of the fund. The Adviser is responsible for managing the fund consistent with the fund's investment objectives and policies described in the Prospectus and this Statement of Additional Information. The Adviser and its affiliates pay all the compensation of directors and officers of the Corporation who are employees of the Adviser. The fund is obligated to pay all its other expenses which are not assumed by the Adviser. These expenses include, among others, interest expense, taxes, auditing and accounting fees, distribution fees, fees and expenses of the independent directors of the Corporation, brokerage fees and commissions, expenses of preparing prospectuses and of printing and distributing prospectuses annually to existing shareholders, custodian charges, transfer agency fees, legal expenses, insurance expenses, association membership dues, governmental fees, expenses of registering and qualifying fund shares for sale under federal and state law, and the expense of reports to existing shareholders, shareholders' meetings and proxy solicitations. The fund is also obligated to pay the expenses for maintenance of its financial books and records, including computation of the fund's daily net asset value per share and dividends. The fund is also liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The Corporation may have an obligation to indemnify its directors and officers with respect to any litigation.


      Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Agreement, except that the Adviser may be liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.


      The Adviser receives for its services a fee, calculated daily and payable monthly, at an annual rate of 0.50% of the average daily net assets of the fund. For the year ended December 31, 1998, the fund paid the Adviser fees of $1,670,147. For the years ended December 31, 1997 and 1996, the fund paid LMFA fees of $1,582,075, and $1,373,646, respectively.


      The Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the fund's outstanding voting securities, or by the Adviser, on not less than 60 days' notice to the fund and may be terminated immediately upon the mutual written consent of the Adviser and the fund.

      Under the Advisory Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated or until the right is withdrawn in writing by the Adviser.


      Pursuant to an agreement with the Adviser ("Administration Agreement"), LMFA serves as the fund's administrator whereby it is obligated to (a) furnish the fund with office space and executive and other personnel necessary for the operations of the fund; (b) supervise all aspects of the fund's operations; (c) bear the expense of certain informational and purchase and redemption services to fund shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Corporation's officers and directors. The Adviser pays LMFA, pursuant to the Administration Agreement, a fee equal to an annual rate of 0.05% of the fund's average daily net assets.

      Under the Administration Agreement, LMFA will not be liable for any error of judgment or mistake of law or for any loss suffered by the Adviser or the fund in connection with the performance of the Administration Agreement, except that LMFA may be liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligation or duties thereunder.

      To mitigate the possibility that the fund will be affected by personal trading of employees, the fund, the Adviser and LMFA have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into advance possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the

Investment Company Institute.

                             The Fund's Distributor


      Legg Mason Wood Walker, Incorporated, 100 Light Street, Baltimore, Maryland 21202, is distributor of the fund's shares pursuant to an Underwriting Agreement with the Corporation. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including any compensation to its Financial Advisors, the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense) and for supplementary sales literature and advertising costs.
      The Board of Directors of the Corporation has adopted a Distribution and Shareholder Services Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that as compensation for Legg Mason's ongoing services to investors in the fund and/or its activities and expenses related to the sale and distribution of shares, the fund may pay Legg Mason a fee at an annual rate of up to 0.20% of its average daily net assets. However, Legg Mason has agreed that it will not request payment of more than 0.10% annually from the fund indefinitely. The fee is computed daily and paid monthly. The fees received by Legg Mason during any year may be more or less than its costs of providing distribution and shareholder services for the fund. For the years ended December 31, 1998, and 1997 the fund paid Legg Mason $334,029 and $309,363 for service fees.

      As required by Rule 12b-1 under the 1940 Act, the Plan was most recently approved by the Board of Directors, including a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or in the Underwriting Agreement ("12b-1 directors"), on November 13, 1998. In accordance with the requirements of Rule 12b-1, the directors considered various factors in approving and continuing the Plan, including the amount of the fee, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. The directors noted that, to the extent the Plan results in additional sales of fund shares, the Plan may enable the fund to achieve economies of scale that could reduce expenses and to minimize the prospects that the fund will experience net redemptions and the accompanying disruption of portfolio management.


      The Plan continues in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 directors, cast at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by vote of a majority of the 12b-1 directors or by a vote of a majority of the outstanding voting securities of the fund (as defined in the 1940 Act). Any change in the Plan that would materially increase the distribution cost to the fund requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the 12b-1 directors.

      In accordance with Rule 12b-1, the Plan provides that Legg Mason will give to the Corporation's Board of Directors, and the directors will review at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, so long as the Plan is in effect, the selection and nomination of the disinterested directors will be committed to the discretion of such disinterested directors.

For the year ended December 31, 1998, Legg Mason incurred the following expenses with respect to the fund:

      ----------------------------------------------------------

      Compensation to financial advisors              $ 229,000

      ----------------------------------------------------------

                                                        149,000

      Printing and mailing of
      prospectuses to prospective
      shareholders
      ----------------------------------------------------------

      Advertising                                       $69,000

      ----------------------------------------------------------

      Other                                            $537,000

      ----------------------------------------------------------

      Total                                            $984,000

      ----------------------------------------------------------


      The amounts in "Other" reflect the allocation of certain items of overhead, using assumption believed by Legg Mason to be reasonable.


                           Additional Tax Information

FEDERAL TAX


      In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of the sum of its net interest income excludable from gross income under section 103(a) of the Code plus its investment company taxable income (generally, taxable net investment income plus net short-term capital gain, if any) and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. government securities) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" as described in the Prospectus, as taxable dividends (that is, ordinary income) to the extent of the fund's earnings & profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.


      If the fund receives tax-exempt interest attributable to certain "private activity bonds," a proportionate part of the exempt-interest dividends paid by the fund will be a TPI. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the alternative minimum tax, without regard to whether the fund's tax-exempt interest was attributable to those bonds. Private activity bonds are issued by or on behalf of public authorities to finance various privately operated facilities.

      If the fund invests in instruments that generate taxable income, distributions of the interest earned thereon will be taxable to the fund's shareholders as ordinary income to the extent of the fund's earnings and profits. Moreover, if the fund realizes capital gains as a result of market transactions, any distributions of those gains will be taxable to its shareholders.

      Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisers before purchasing fund shares. For users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, a "substantial user" generally includes a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

      Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the fund are still tax-exempt to the extent described in the Prospectus; they are only included in the calculation of whether a recipient's income exceeds certain established amounts.

      The fund is required to withhold 31% of taxable dividends payable to any individuals and certain other noncorporate shareholders who do not provide the fund with a certified taxpayer identification number or who otherwise are subject to backup withholding.

      The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute substantially all of its taxable ordinary income by the end of the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

STATE AND LOCAL INCOME TAX

      The exemption of certain interest income for federal income tax purposes does not necessarily result in exemption of such income under the income or other tax laws of any state or local taxing authority. A shareholder may be exempt from state and local taxes on distributions of interest income derived from obligations of the state and/or localities of the state in which he or she is a resident, but generally will be taxed on income derived from obligations of other jurisdictions. Shareholders receive notification annually of the portion of the fund's tax-exempt income attributable to each state. Shareholders should consult their tax advisers about the tax status in their own states and localities of distributions from the fund.

                Additional Purchase And Redemption Information

      Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange ("Exchange") is open for business. The procedure for purchasing shares of the fund is explained in the Prospectus under "How to Invest".

CONVERSION TO FEDERAL FUNDS

      It is the fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Legg Mason or Boston Financial Data Services ("BFDS") acts as the shareholders' agent in depositing checks and converting them to federal funds, normally within two to nine business days of receipt of checks.

      A cash deposit made after the daily cashiering deadline of the Legg Mason office in which the deposit is made will be credited to your Legg Mason brokerage account ("Brokerage Account") on the next business day following the day of deposit, and the resulting free credit balance will be invested on the second business day following the day of receipt.

REDEMPTION BY WIRE

      The fund redeems shares at the next computed net asset value after Legg Mason receives the redemption request. Redemption procedures are explained in the Prospectus under "How to Sell Your Shares". When payment for shares is in the form of federal funds, the 10-day potential delay described in the Prospectus does not apply.

REDEMPTION IN KIND

      The fund reserves the right, under certain conditions, to honor any request for a redemption, or combination of requests from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem in kind under normal circumstances, but would do so where the Adviser determines that it would be in the best interests of the shareholders as a whole.

FUTURE FIRST SYSTEMATIC INVESTMENT PLAN AND TRANSFER OF FUNDS FROM FINANCIAL INSTITUTIONS

      When you purchase shares through the Future First Systematic Investment Plan, BFDS, the fund's transfer agent, will transfer funds from your Legg Mason account or from your checking account to be used to buy shares of the fund. Legg Mason, the fund's distributor, will send an account statement quarterly. The transfer also will be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty.

      You may also buy additional shares of the fund through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the fund to:

                      Boston Financial Data Services, Inc.
                                2 Heritage Drive
                             North Quincy, MA 02171
                             Attn: Legg Mason Funds

       If the investor's check is not honored by the institution on which it is drawn, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's account.

SYSTEMATIC WITHDRAWAL PLAN

      You may also elect to make systematic withdrawals from your fund account of a minimum of $50 on a monthly basis if you own shares with a net asset value of $5,000 or more. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified.

      You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account. Redemptions will be made at the net asset value determined as of the close of the Exchange on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the net asset value determined as of the close of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and distributions on all shares in your fund account must be automatically reinvested in fund shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, Legg Mason and its affiliates also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

      Withdrawal payments are treated as a sale of shares rather than as a dividend. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment will be correspondingly reduced.

LEGG MASON PREMIER ASSET MANAGEMENT ACCOUNT/VISA ACCOUNT

      Shareholders of the fund who have cash or negotiable securities (including fund shares) valued at $20,000 or more in accounts with Legg Mason may subscribe to Legg Mason's Premier Asset Management Account ("Premier"). This program provides a direct link between a shareholder's fund account and his or her Brokerage Account. Premier provides shareholders with a convenient method to invest in the fund through their Brokerage Accounts, which includes automatic daily investment of free credit balances of $100 or more and automatic weekly investment of free credit balances of less than $100.
      Premier is a comprehensive financial service which combines a shareholder's fund account, a preferred customer VISA Gold debit card, a Legg Mason Brokerage Account and unlimited checkwriting with no minimum check amount. Premier is offered as an exclusive preferred customer service for shareholders of certain Legg Mason funds.

      The VISA Gold debit card may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 or less, per account per day) from any bank honoring VISA.

      Checks, VISA charges and cash advances are posted to the shareholder's margin account and create automatic same day redemptions if shares are available in the fund. If fund shares have been exhausted, the debits will remain in the margin account, reducing the cash available. The shareholder will receive one consolidated monthly statement which details all fund transactions, securities activity, check writing activity and VISA Gold purchases and cash advances.

      BancOne Columbus ("BancOne"), 757 Carolyn Avenue, Columbus, Ohio 43271, is the fund's agent for processing payment of VISA Gold debit card charges and clearance of checks written on the Premier Account. Shareholders are subject to BancOne's rules and regulations governing VISA accounts, including the right of BancOne not to honor VISA drafts in amounts exceeding the authorization limit of the shareholder's account at the time the VISA draft is presented for payment. The authorization limit is determined daily by taking the shareholder's fund account balance and subtracting (1) all shares purchased within 15 days by other than federal funds wired; (2) all shares for which certificates have been issued; and (3) any previously authorized VISA transaction.

      PREFERRED CUSTOMER CARD SERVICES Unlike some other investment programs which offer the VISA card privilege, Premier also includes travel/accident insurance at no added cost when shareholders purchase travel tickets with their Premier VISA Gold debit card. Coverage is provided through VISA and extends up to $250,000.

      If a VISA Gold debit card is lost or stolen, the shareholder should report the loss immediately by contacting Legg Mason directly between the hours of 8:30 a.m. and 5:00 p.m., or BancOne (collect) after hours at 1-614-248-4242. Those shareholders who subscribe to the Premier VISA account privilege may be liable for the unauthorized use of their VISA Gold debit card in amounts up to $50.

      Legg Mason is responsible for all Premier VISA Gold debit card inquiries as well as billing and account resolutions. Simply call Legg Mason Premier Client Services directly between 8:30 a.m. and 5:00 p.m., Eastern time, at 1-800-253-0454 or 1-410-528-2066 with your account inquiries.

      AUTOMATIC PURCHASES OF FUND SHARES For shareholders participating in the Premier program who sell shares held in their Brokerage Account, any free credit balances of $100 or more in a single account resulting from any such sale will automatically be invested in shares of the fund on the same business day the proceeds of sale are credited to the Brokerage Account. Free credit balances of less than $100 will be invested in fund shares weekly.

      Free credit balances arising from sales of Brokerage Account shares for cash (i.e., same-day settlement), redemption of debt securities, dividend and interest payments and cash deposits will be invested automatically in fund shares on the next business day following the day the transaction is credited to the Brokerage Account.

      Fund shares will receive the next dividend declared following purchase (normally 12:00 noon, Eastern time, on the following business day). A purchase order will not become effective until cash in the form of federal funds is received by the fund.

      HOW TO OPEN A PREMIER ACCOUNT To subscribe to Premier services, clients must contact Legg Mason to execute both a Premier Agreement with Legg Mason and a VISA Account Application and Agreement with BancOne. Legg Mason charges a fee for the Premier service, which is currently $85 per year for individuals and $100 per year for businesses and corporations. Legg Mason reserves the right to alter or waive the conditions upon which a Premier account may be opened. Both Legg Mason and BancOne reserve the right to terminate or modify any shareholder's Premier services at their discretion.

      You may request Premier Account status by filling out the Premier Asset Management Account Agreement and Check Application which can be obtained from your financial advisor. You will receive your VISA Gold debit card (if applicable) from BancOne. The Premier VISA Gold debit card may be used at over 8 million locations, including 23,000 ATMs, in 24 countries around the world. Premier checks will be sent to you directly. There is no limit on the number of checks you may write against your Premier account.

      Shareholders should be aware that the various features of the Premier program are intended to provide easy access to assets in their accounts and that the Premier account is not a bank account. Additional information about the Premier program is available by calling your financial advisor or Legg Mason's Premier Client Services.

OTHER INFORMATION REGARDING REDEMPTION

      The fund reserves the right to modify or terminate the check, wire, telephone or VISA Gold card redemption services described in the Prospectus and this Statement of Additional Information at any time.

      You may request the fund's checkwriting service by sending a written request to Legg Mason. State Street Bank and Trust Company ("State Street"), the fund's custodian, will supply you with checks which can be drawn on an account of the fund maintained with State Street. When honoring a check presented for payment, the fund will cause State Street to redeem exactly enough full and fractional shares from your account to cover the amount of the check.
Canceled checks will be returned to you.

      Check redemption is subject to State Street's rules and regulations governing checking accounts. Checks should not be used to close a fund account because when the check is written you will not know the exact total value of the account, including accrued dividends, on the day the check clears. Persons who obtained certificates for their shares may not use the checkwriting service.

      The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended except (1) for any periods during which the Exchange is closed, (2) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

      Although the fund may elect to redeem any shareholder account with a current value of less than $500, the fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

                               Valuation of Shares

      The fund attempts to stabilize the value of a share at $1.00. Net asset value will not be calculated on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

USE OF THE AMORTIZED COST METHOD

      The Board of Directors has determined that the interests of shareholders are best served by using the amortized cost method for determining the value of portfolio instruments. Under this method, portfolio instruments are valued at acquisition cost, adjusted for amortization of premium or accumulation of discount, rather than at current market value. The Board of Directors periodically assesses the appropriateness of this method of valuation.

      The fund's use of the amortized cost method depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the Board of Directors must establish procedures reasonably designed to stabilize the net asset value at $1.00 per share, as computed for purposes of distribution and redemption, taking into account current market conditions and the fund's investment objective.

MONITORING PROCEDURES

      The fund's procedures include monitoring the relationship between the amortized cost value per share and net asset value per share based upon available indications of market value. If there is a difference of more than 0.5% between the two, the Board of Directors will take any steps it considers appropriate (such as shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

      Rule 2a-7 requires the fund to limit its investments to instruments that, in the opinion of the Board of Directors or its delegate, present minimal credit risk and are rated in one of the two highest short-term ratings categories by a requisite number of nationally recognized statistical rating organizations or, if unrated (as defined in the Rule), are determined to be of comparable quality. The Rule requires the fund to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value of $1.00 per share and in any event not more than 90 days. In addition, under the Rule, no instrument with a remaining maturity (as defined in the Rule) of more than 397 days can be purchased by the fund, except that the fund may hold securities with maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. However, the Rule permits the fund to treat certain floating and variable rate demand notes as having maturities of 397 days or less, even if the notes specify a final repayment date more than 397 days in the future.

      Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

      The fund usually holds portfolio securities to maturity and realizes par, unless the Adviser determines that sale or other disposition is appropriate in light of the fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

      In periods of declining interest rates, the indicated daily yield on shares of the fund, which is computed by dividing the annualized daily income on the fund's investment portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

      In periods of rising interest rates, the indicated daily yield on shares of the fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

                       How the Fund's Yield Is Calculated

      The current annualized yield for the fund is based upon a seven-day period and is computed by determining the net change in the value of a hypothetical account in the fund. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the fund may use a compound effective annualized yield quotation which is calculated, as prescribed by SEC regulations, by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

      The fund's yield may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current yield does not provide a basis for determining future yields.


      The fund from time to time also may advertise its tax-equivalent yield and tax-equivalent effective yield, based on a recently ended seven-day period. These quotations are calculated by dividing that portion of the fund's yield (or effective yield, as the case may be) that is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the fund's yield that is not tax-exempt. Assuming a maximum tax rate of 39.6%, the fund's tax-equivalent yield and tax-equivalent effective yield for the seven-day period ended December 31, 1998 were 4.68% and 4.75%, respectively.


OTHER INFORMATION

      The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its taxable or tax-free yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC/Donoghue's Money Market Fund Report ("Donoghue"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average ("Dow Jones") and the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Donoghue, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, THE NEW YORK TIMES and FORTUNE.

      The fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on an investment in the fund are reinvested in additional fund shares, any future income or capital appreciation of the fund will increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment will increase more quickly than if dividends or other distributions were paid in cash.

      The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Investment Technologies, Inc., Certificate of Deposit Index and the Bank Rate Monitor National Index. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. Government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Fund shares are not insured or guaranteed by the U.S. Government or any agency thereof and returns on such shares will fluctuate. While the fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

      Fund advertisements may reference the history of the distributor and its affiliates, and the education and experience of the portfolio manager. The fund may also include in advertising biographical information on key investment and managerial personnel. Advertisements may also describe techniques the Adviser employs in selecting among the sectors of the fixed-income market and adjusting average portfolio maturity. In particular, the advertisements may focus on the technique of "value investing." With value investing, the Adviser invests in those securities it believes to be undervalued in relation to the long-term earning power or asset value of their issuers. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting the issuer of the security.

      In advertising, the fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The fund may use other recognized sources as they become available.

      The fund may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

      The fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.


      The fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisors for private accounts and mutual funds with assets of more than $[ ]billion as of March 31, 1999.

                      Portfolio Transactions and Brokerage

      The Advisory Agreement authorizes the Adviser (subject to the overall direction of the Corporation's Board of Directors) to select brokers and dealers to execute purchases and sales of the fund's portfolio securities. It directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the fund. The Adviser undertakes to execute each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably obtainable under the circumstances. The fund's portfolio securities are generally purchased without a stated commission, either directly from the issuer or from dealers who specialize in municipal bonds and money market instruments. Prices paid to a dealer generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. To the extent that the execution and price offered by more than one dealer are comparable, the Adviser may, at its discretion, effect transactions in portfolio securities with dealers who provide the fund with research, advice or other services. Since the commencement of operations on July 14, 1983, the fund has incurred no brokerage commissions.

      Portfolio securities are not purchased from or sold to the Adviser or Legg Mason or any "affiliated person" (as defined in the 1940 Act) thereof, except in accordance with SEC rules or actions. The Corporation's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Legg Mason or other affiliated persons are participants, though no such purchases have occurred since commencement of operations.

      Investment decisions for the fund are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                         Description of the Fund and Its Shares


      The fund is a diversified, open-end management investment company which was incorporated in Maryland on July 26, 1982. The fund is authorized to issue multiple series of capital stock, each with a par value of $.001 per share, at the discretion of the Board of Directors. To date, the directors have authorized the issuance of only one series: shares in the fund. Each share in the fund is entitled to one vote for the election of directors and any other matter submitted to a shareholder vote. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the fund are fully paid and nonassessable and have no preemptive or conversion rights.

      Shareholder meetings will not be held except where the Investment Company Act of 1940 requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to the plan of distribution pursuant to Rule 12b-1). The fund will call a special meeting of the shareholders at the request of 10% or more of the shares entitled to vote; shareholders wishing to call such a meeting should submit a written request to the fund at 100 Light Street, Baltimore, Maryland 21202, stating the purpose of the proposed meeting and the matters to be acted upon.


                            The Fund's Custodian and
                     Transfer and Dividend-Disbursing Agent

        State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105 serves as custodian of the fund's assets. Boston Financial Data Services, P.O. Box 953, Boston, MA 02103 serves as transfer and dividend-disbursing agent for the fund and administrator of various shareholder services.

                            The Fund's Legal Counsel

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C., 20036-1800, serves as counsel to the Corporation.

                       The Fund's Independent Accountants


      PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, is the fund's independent accountants.


                              Financial Statements

      The fund's Statement of Net Assets as of December 31, 1998; the Statement of Operations for the year ended December 31, 1998; the Statement of Changes in Net Assets for the years ended December 31, 1998 and 1997; the Financial Highlights for the periods presented; the Notes to Financial Statements; and the Report of Independent Accountants, each of which is included in the Annual Report to Shareholders of the fund dated December 31, 1998, are hereby incorporated by reference in this Statement of Additional Information.

                                   APPENDIX A

                              RATINGS OF SECURITIES

1.  DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") RATINGS

      MUNICIPAL BONDS which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

      MUNICIPAL NOTES Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). The rating MIG recognizes the differences between short-term credit risk and long-term credit risk, while VMIG differentiates variable rate demand obligations to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Notes bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Notes bearing the designation MIG-2 or VMIG-2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group.

      COMMERCIAL PAPER The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's. Among the factors considered in assigning ratings are the following: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, -2, or -3.

2.  DESCRIPTION OF STANDARD & POOR'S ("S&P") RATINGS

      MUNICIPAL BONDS rated AAA by S&P are the highest grade obligations. This rating indicates an extremely strong capacity to pay interest and repay principal. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

      MUNICIPAL NOTES Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2, or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation SP-1+.

      COMMERCIAL PAPER The highest commercial paper rating assigned by S&P, A-1, indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are given the designation A-1+. Commercial paper rated A-2 has a satisfactory capacity for timely payment. However, the relative degree of safety is not as high for issues designated A-1.

                       Legg Mason Tax Exempt Trust, Inc.

Part C.     Other Information
            -----------------

   Item 23. Exhibits

     (1)    (a) Charter (1)
            (b) Charter Amendment (1)
     (2)    (a) Amended By-Laws (1)
            (b) Amendment to By-Laws (effective May 10, 1991) (1)
     (3)    Specimen Security - not applicable
     (4)    Investment Advisory and Management Agreement (1)
     (5)    (a) Underwriting Agreement (1)
            (b) Underwriting Agreement (1)
     (6) Bonus, profit sharing or pension plans - none
     (7) Custodian Agreement (1)
     (8) (a) Transfer Agent and Service Agreement (1)
     (9) Opinion and Consent of Counsel (1)
     (10) Consent of Independent Accountants -- filed herewith
     (11) Financial statements omitted from Item 22 -- none
     (12) Not Applicable
     (13) (a) Amended Plan pursuant to Rule 12b-1 (1)
     (14) Financial Data Schedule - filed herewith
     (15) Plan pursuant to Rule 18f-3 - none

(1) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 20 to the Registration Statement filed on May 1, 1997.


Item 24.    Persons Controlled By or Under Common Control with Registrant
            -------------------------------------------------------------
            None

Item 25.    Indemnification
            ----------------

   Article Thirteenth of the Registrant's Articles of Incorporation provides:
"The Corporation shall indemnify its present and past directors, officers, employees, and agents, and persons who are serving or have served at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, to the maximum extent permitted by applicable law, in such manner as may be provided in the By-Laws; provided, that no director, officer, investment adviser or principal underwriter of the Corporation shall be indemnified in violation of Section 17(i) of the 1940 Act. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability."

   Article X of the Registrant's By-laws provides: "The Corporation shall indemnify its present and past directors, officers, employees, and agents, and persons who are serving or have served at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, to the maximum extent provided and allowed by Md. Corp. and Assns. Code ss.2-418, as amended from time to time, or any other applicable provision of law. Notwithstanding anything herein to the contrary, no director, officer, investment adviser or principal underwriter of the Corporation shall be indemnified in violation of Section 17(i) of the Investment Company Act of 1940, as amended. The directors of the corporation may provide such liability insurance to the persons named herein as is authorized by the Corporation's Articles of Incorporation."

   Pursuant to the Registrant's agreement with its principal underwriter, the Registrant has agreed to indemnify the underwriter from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which it or any controlling person may incur, under the Investment Company Act of 1940, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that the indemnity agreement, to the extent that it might require indemnity of any person who is a controlling person and who is also a director of the Registrant, may not inure to the benefit of such person unless a court of competent jurisdiction shall determine, or its shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the Investment Company Act of 1940; and further provided that in no event shall anything contained in the indemnity agreement be so construed as to protect the underwriter against any liability to the Registrant or its security holders to which the underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of any obligations and duties under the underwriting agreement.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   The Registrant intends to purchase on behalf of its directors and officers insurance against any liability resulting from their service in these capacities to the extent permissable under the Articles and By-laws.


Item 26.        Business and Connections of Manager and Investment Adviser

   Legg Mason Capital Management, Inc. ("LMCM"), the Registrant's investment adviser, is a registered investment adviser incorporated on October 4, 1982. LMCM is engaged primarily in the investment advisory business. LMCM serves as investment adviser for four open-end investment companies and private accounts. Information as to the officers and directors of LMCM is included in its Form ADV filed on September 23, 1997 with the Securities and Exchange Commission (registration number 801-18115) and is incorporated herein by reference.

   Legg Mason Fund Adviser, Inc. ("LMFA"), the Registrant's administrator, is a registered investment adviser incorporated on January 20, 1982. LMFA is engaged primarily in the investment advisory business. LMFA serves as investment adviser or manager for nineteen open-end investment companies. Information as to the officers and directors of LMFA is included in its Form ADV filed on June 24, 1998 with the Securities and Exchange Commission (registration number 801-16958) and is incorporated herein by reference.


Item 27.        Principal Underwriters

   (a)   Legg Mason Cash Reserve Trust
         Legg Mason Special Investment Trust, Inc.

         Legg Mason Value Trust, Inc.
         Legg Mason Income Trust, Inc.
         Legg Mason Total Return Trust, Inc.
         Legg Mason Tax-Free Income Fund
         Legg Mason Global Trust, Inc.
         Legg Mason Investors Trust, Inc.
         Legg Mason Focus Trust, Inc.
         Legg Mason Light Street Trust, Inc.
         LM Institutional Fund Advisors I, Inc.
         LM Institutional Fund Advisors II, Inc.

   (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

                                  Position and            Positions and
Name and Principal                Offices with            Offices with
Business Address*                 Underwriter - LMWW      Registrant


Raymond A. Mason                  Chairman of the         None
                                  Board

John F. Curley, Jr.               Vice Chairman           Chairman of the
                                  of the Board            Board and Director

James W. Brinkley                 President and           None
                                  Director

Edmund J. Cashman, Jr.            Senior Executive        President and
                                  Vice President and      Director
                                  Director


Richard J. Himelfarb              Senior Executive Vice   None


                                  President and
                                  Director

Edward A. Taber III               Senior Executive Vice   None
                                  President and
                                  Director

Robert A. Frank                   Executive Vice          None
                                  President and
                                  Director

Robert G. Sabelhaus               Executive Vice          None
                                  President and
                                  Director

Charles A. Bacigalupo             Senior Vice             None
                                  President,
                                  Secretary and
                                  Director

F. Barry Bilson                   Senior Vice             None
                                  President and
                                  Director

Thomas M. Daly, Jr.               Senior Vice             None
                                  President and
                                  Director

Jerome M. Dattel                  Senior Vice             None
                                  President and
                                  Director

Robert G. Donovan                 Senior Vice             None
                                  President and
                                  Director

Thomas E. Hill                    Senior Vice             None
One Mill Place                    President and
Easton, MD  21601                 Director

Arnold S. Hoffman                 Senior Vice             None
1735 Market Street                President and
Philadelphia, PA  19103           Director

Carl Hohnbaum                     Senior Vice             None
24th Floor                        President and
Two Oliver Plaza                  Director
Pittsburgh, PA  15222

William B. Jones, Jr.             Senior Vice             None
1747 Pennsylvania                 President and
  Avenue, N.W.                    Director
Washington, D.C. 20006

Laura L. Lange                    Senior Vice             None
                                  President and
                                  Director

Marvin H. McIntyre                Senior Vice             None
1747 Pennsylvania                 President and
  Avenue, N.W.                    Director
Washington, D.C.  20006

Mark I. Preston                   Senior Vice             None
                                  President and
                                  Director

Joseph Sullivan                   Senior Vice             None
                                  President and
                                  Director

M. Walter D'Alessio, Jr.          Director                None
1735 Market Street
Philadelphia, PA  19103

W. William Brab                   Senior Vice             None
                                  President

Deepak Chowdhury                  Senior Vice             None
255 Alhambra Circle               President
Coral Gables, FL  33134

Harry M. Ford, Jr.                Senior Vice             None
                                  President

Dennis A. Green                   Senior Vice             None
                                  President

William F. Haneman, Jr.           Senior Vice             None
One Battery Park Plaza            President
New York, New York  10005

Theodore S. Kaplan                Senior Vice             None
                                  President and
                                  General Counsel

Seth J. Lehr                      Senior Vice             None
1735 Market St                    President
Philadelphia, PA  19103

Horace M. Lowman, Jr.             Senior Vice             None
                                  President and
                                  Asst. Secretary

Robert L. Meltzer                 Senior Vice             None
One Battery Park Plaza            President
New York, NY  10004

Jonathan M. Pearl                 Senior Vice             None
1777 Reisterstown Rd.             President
Pikesville, MD  21208

John A. Pliakas                   Senior Vice             None
125 High Street                   President
Boston, MA  02110

Gail Reichard                     Senior Vice             None
                                  President

Timothy C. Scheve                 Senior Vice             None
                                  President and
                                  Treasurer

Elisabeth N. Spector              Senior Vice             None
                                  President

Robert J. Walker, Jr.             Senior Vice             None
200 Gibraltar Road                President
Horsham, PA  19044

William H. Bass, Jr.              Vice President          None

Nathan S. Betnun                  Vice President          None

John C. Boblitz                   Vice President          None

Andrew J. Bowden                  Vice President          None

D. Stuart Bowers                  Vice President          None

Edwin J. Bradley, Jr.             Vice President          None

Scott R. Cousino                  Vice President          None

Joseph H. Davis, Jr.              Vice President          None
1735 Market Street
Philadelphia, PA  19380

Terrence R. Duvernay              Vice President          None
1100 Poydras St.
New Orleans, LA 70163

John R. Gilner                    Vice President          None

Richard A. Jacobs                 Vice President          None

C. Gregory Kallmyer               Vice President          None

Edward W. Lister, Jr.             Vice President          None

Marie K. Karpinski                Vice President          Vice President
                                                          and Treasurer

Mark C. Micklem                   Vice President          None
1747 Pennsylvania Ave.
Washington, DC  20006

Hance V. Myers, III               Vice President          None
1100 Poydras St.
New Orleans, LA 70163

Gerard F. Petrik, Jr.             Vice President          None

Douglas F. Pollard                Vice President          None

K. Mitchell Posner                Vice President          None
1735 Market Street
Philadelphia, PA  19103

Carl W. Riedy, Jr.                Vice President          None

Jeffrey M. Rogatz                 Vice President          None

Thomas E. Robinson                Vice President          None

Douglas M. Schmidt                Vice President          None

Robert W. Schnakenberg            Vice President          None
1111 Bagby St.
Houston, TX 77002

Henry V. Sciortino                Vice President          None
1735 Market St.
Philadelphia, PA 19103

Chris Scitti                      Vice President          None

Eugene B. Shephard                Vice President          None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell              Vice President          None

Alexsander M. Stewart             Vice President          None
One World Trade Center
New York, NY  10048

Robert S. Trio                    Vice President          None
1747 Pennsylvania Ave.
Washington, DC 20006

William A. Verch                  Vice President          None

Lewis T. Yeager                   Vice President          None

Joseph F. Zunic                   Vice President          None



* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

         (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.


Item 28. Location of Accounts and Records

               State Street Bank and Trust Company
               P. O. Box 1713
               Boston, Massachusetts 02105

Item 29. Management Services

               None

Item 30. Undertakings

               Not applicable.

                                 SIGNATURE PAGE

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund, Legg Mason Tax Exempt Trust, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 1st day of March, 1999.

                                 LEGG MASON TAX EXEMPT TRUST, INC.

                                 by: /s/ Marie K. Karpinski
                                    Marie K. Karpinski
                                    Vice President and Treasurer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title                      Date

/s/ John F. Curley            Chairman of the Board      March 1, 1999
--------------------------    and Director
John F. Curley, Jr.*

/s/ Edmund J. Cashman Jr.     President and Director     March 1, 1999
--------------------------
Edmund J. Cashman, Jr.

/s/ Richard G. Gilmore        Director                   March 1, 1999
--------------------------
Richard G. Gilmore*

/s/ Arnold L. Lehman          Director                   March 1, 1999
--------------------------
Arnold L. Lehman*

/s/ Jill E. McGovern          Director                   March 1, 1999
--------------------------
Jill E. McGovern*

/s/ T.A. Rodgers              Director                   March 1, 1999
--------------------------
T.A. Rodgers*

/s/ Marie K. Karpinsk         Vice President             March 1, 1999
--------------------------    and Treasurer
Marie K. Karpinski


*Signatures affixed by Marie K. Karpinski pursuant to powers of attorney, dated May 8, 1998, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of the following investment companies:

LEGG MASON CASH RESERVE TRUST             LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.             LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.             LEGG MASON SPECIAL INVESTMENT
TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.         LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, KATHI D. BAIR, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                             DATE

/s/ Richard G. Gilmore                                May 8, 1998
---------------------------
Richard G. Gilmore

/s/ T. A. Rodgers                                     May 8, 1998
--------------------------
T. A. Rodgers

/s/ Charles F. Haugh                                  May 8, 1998
---------------------------
Charles F. Haugh

/s/ Arnold L. Lehman                                  May 8, 1998
---------------------------
Arnold L. Lehman

/s/ Jill E. McGovern                                  May 8, 1998
---------------------------
Jill E. McGovern

/s/ Edward A. Taber, III                              May 8, 1998
---------------------------
Edward A. Taber, III

/s/ Edmund J. Cashman, Jr.                            May 8, 1998
---------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                               May 8, 1998
---------------------------
John F. Curley, Jr.

/s/ Raymond A. Mason                                  May 8, 1998
---------------------------
Raymond A. Mason